U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 12b-25
                           NOTIFICATION OF LATE FILING
                             S.E.C. File No. 0-23432


(Check One):
[ ] Form 10-K and Form 10-KSB
[ ] Form 20-F
[ ] Form 11-K
[x] Form 10-Q and Form 10-QSB [ ] Form N-SAR

                       For the period ended June 30, 2005

 [  ] Transition Report on Form 10-K
 [  ] Transition Report on Form 20-F
 [  ] Transition Report on Form 11-K
 [  ] Transition Report on Form 10-Q
 [  ] Transition Report on Form N-SAR

                        For the transition period ended:

Read Attached Instruction Sheet Before Preparing Form. Please Print or Type.

Nothing in this form shall be construed to imply that the Commission has verified any information contained herein.

If the notification relates to a portion of the filing check above, identify the Item(s) to which the notification relates:

              -----------------------------------------------------

                         Part I - Registrant Information

Full name of Registrant:  Ridgewood Electric Power Trust III
Former name if applicable:
------------------------------------------------

Address of Principal Executive Office (Street and Number)
1314 King Street
Wilmington, Delaware 19801
(City, State and Zip Code)

                       Part II - Rules 12b-25 (b) and (c)

If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25(b), the following should be completed. (Check box if appropriate)

[X] (a) The reasons described in reasonable detail in part III of this form could not be eliminated without unreasonable effort or expense;

[ ] (b) The subject annual report, semi-annual report, transition report on Form 10-K, Form 20-F, Form 11-K or Form N-SAR, or portion thereof, will be filed on or before the fifteenth day following the prescribed due date; or the subject quarterly report or transition report on Form 10-Q, or portion thereof, will be filed on or before the fifth calendar day following the prescribed due date; and

  (c) The accountant's statement or other exhibit required by Rule 12b-25(c) has been attached if applicable.

                              Part III - Narrative

State below in reasonable detail the reasons why Form 10-K and Form 10-KSB, Form 20-F, Form 11-K, Form 10-Q, Form 10-QSB and Form N-SAR, or the transition report or portion thereof could not be filed within the prescribed period. (Attach Extra Sheets if Needed)

As previously stated in the Registrants Form NT10-K filed on March 31, 2005 and Form 8-K filed on April 15, 2005, the Registrant is currently working with its independent accountants to complete the audit of its 2004 Consolidated Financial Statements and will file promptly upon the receipt of their consent. Subsequent to the filing of its Form 10-K, the Registrant will diligently work to file its Form 10-Q, the filing of such will exceed five calendar days.

                           Part IV - Other Information

(1) Name and telephone number of person to contact in regard to this notification:
Douglas R. Wilson            (302) 888-7444
(Name)                 (area code) (telephone number)

(2) Have all other periodic reports required under section 13 or 15(d) of the Securities Exchange Act of 1934 or section 30 of the Investment Company Act of 1940 during the preceding 12 months or for such shorter period that the registrant was required to file such report(s) been filed? If the answer is no,
identify report(s).        2004 Annual Report on FORM 10-K
                    FORM 10-Q for the period ended March 31, 2005
                              Yes  [ ]      No  [X]

(3) Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof?
                              Yes  [ ]      No  [X]

    If so: attach an explanation of the anticipated change, both narratively and quantitatively, and, if appropriate, state the reasons why a reasonable estimate of the results cannot be made.


RIDGEWOOD ELECTRIC POWER TRUST III
(Name of Registrant as specified in charter) has caused this notification to be signed on its behalf by the undersigned thereunto duly authorized.

Date:  August 19, 2005
By /s/ Douglas R. Wilson
Douglas R. Wilson, Executive Vice President and Chief Financial Officer

INSTRUCTION: The form may be signed by an executive officer of the registrant or by any other duly authorized representative. The name and title of the person signing the form shall be typed or printed beneath the signature. If the statement is signed on behalf of the registrant by an authorized representative (other than an executive officer), evidence of the representative's authority to sign on behalf of the registrant shall be filed with the form.

ATTENTION
Intentional misstatements or omissions of fact constitute Federal Criminal Violations (see 18 U.S.C. 1001).